Note 7 - Convertible Notes Payable (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Debt Disclosure [Abstract]
Schedule of Short-term Debt [Table Text Block]
	March 31, 2013	December 31, 2012
Convertible Promissory Note Payable to JMJ Financial, unsecured, one time interest charge of 8%, due on February 22, 2014	$191,663	$191,663
Convertible Promissory Note Payable to Asher Enterprises, unsecured, interest rate of 8.0% per annum, with payment due on March 21, 2013, fully converted in January 2013	-	7,500
Convertible Promissory Note Payable to Asher Enterprises, unsecured, interest rate of 8.0% per annum, with payment due on May 10, 2013	-	42,500
Convertible Promissory Note Payable to Asher Enterprises, unsecured, interest rate of 8.0% per annum, with payment due on August 27, 2013	42,500	42,500
Convertible Promissory Note Payable to Asher Enterprises, unsecured, interest rate of 8.0% per annum, with payment due on December 6, 2013	42,500	-
Convertible Promissory Note Payable to Carebourn Capital, L.P., unsecured, interest rate of 8.0% per annum, with payment due on December 19, 2013	60,000	-
Convertible Promissory Note Payable to TCA Global Credit Master Fund, LP, secured by all of the Company’s assets, interest rate of 12.0% per annum, with payment due on January 3, 2013	34,325	62,165
Convertible Promissory Note Payable issued in the course of a private placement to individuals, unsecured, interest rate of 8.0% per annum, with payment due on June 26, 2013	75,000	100,000
Total	445,988	446,328
Less: debt discount	(218,097)	(229,573)
	$227,891	$216,755

	December 31, 2012	December 31, 2011
Convertible Promissory Note Payable to JMJ Financial, unsecured, one time interest charge of 8%, due on February 22, 2014	$191,663	$207,161
Convertible Promissory Note Payable to Asher Enterprises, unsecured, interest rate of 8.0% per annum, with payment due on April 26, 2012	-	40,000
Convertible Promissory Note Payable to Asher Enterprises, unsecured, interest rate of 8.0% per annum, with payment due on June 1, 2012	-	45,000
Convertible Promissory Note Payable to Asher Enterprises, unsecured, interest rate of 8.0% per annum, with payment due on August 7, 2012	-	42,500
Convertible Promissory Note Payable to Asher Enterprises, unsecured, interest rate of 8.0% per annum, with payment due on September 19, 2012	-	53,000
Convertible Promissory Note Payable to Asher Enterprises, unsecured, interest rate of 8.0% per annum, with payment due on March 21, 2013, fully converted in January 2013	7,500	-
Convertible Promissory Note Payable to Asher Enterprises, unsecured, interest rate of 8.0% per annum, with payment due on May 10, 2013	42,500	-
Convertible Promissory Note Payable to Asher Enterprises, unsecured, interest rate of 8.0% per annum, with payment due on August 27, 2013	42,500	-
Convertible Promissory Note Payable to TCA Global Credit Master Fund, LP, secured by all of the Company’s assets, interest rate of 12.0% per annum, with payment due on January 3, 2013	62,165	-
Convertible Promissory Note Payable issued in the course of a private placement to individuals, unsecured, interest rate of 8.0% per annum, with payment due on June 26, 2013	100,000	-
Total	446,328	387,661
Less: debt discount	(229,573)	(307,126)
	$216,755	$80,535